ACQUISITIONS - Schedule of Assets Acquired and Liabilities Assumed (Details) - Votorantim Siderurgia $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 613
Other non-current assets	225
Current assets	262
Total assets acquired	1,100
Deferred tax liabilities	45
Interest-bearing liabilities	212
Other liabilities	515
Total liabilities acquired	772
Net assets acquired	328
Consideration payable	328
Goodwill	$ 0